Note 6 - Leases - Outstanding Balance of Prepaid Charter Hire (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current portion of Prepaid bareboat charter hire	$ 1,656,000	$ 1,656,000
Non-current portion of Prepaid bareboat charter hire	3,621,000	$ 5,278,000
Total	$ 5,277,000